Consolidated Statements Of Earnings (Parenthetical) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements Of Earnings [Abstract]
Interest income	$ 23	$ 19	$ 24
Discontinued operations, tax	$ 30	$ 153	$ 5